Prepayments and Other Assets, Net - Schedule of Rental and Other Deposits, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Rental and Other Deposits, Net [Abstract]
Rental and other deposits	¥ 6,147	¥ 6,288
Less: allowance for credit losses	(3,959)	(3,959)	¥ (3,959)
Rental and other deposits, net	¥ 2,188	¥ 2,329